UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2012

Greater China Opportunities Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Common Stocks 99.8%		$64,654,005

(Cost $61,794,166)

China 30.5%		19,738,699

AAC Technologies Holdings, Inc.	244,000	708,882
BBMG Corp., H Shares	590,000	366,333
China Communications Construction Company, Ltd., H Shares	548,000	480,808
China Construction Bank Corp., H Shares	3,016,000	2,022,941
China Eastern Airlines Corp., Ltd., H Shares (I)	2,780,000	967,059
China Minsheng Banking Corp., Ltd., H Shares	1,071,500	988,247
China Outfitters Holdings Ltd.	2,608,000	502,872
China Pacific Insurance Group Company, Ltd., H Shares	349,000	1,100,882
China Shenhua Energy Company, Ltd., H Shares	333,500	1,236,434
CNOOC, Ltd.	829,000	1,664,380
Goodbaby International Holdings Ltd.	1,354,000	330,383
Haitong Securities Company, Ltd., H Shares (I)	460,400	560,875
Industrial & Commercial Bank of China, H Shares	4,471,500	2,551,185
PetroChina Company, Ltd., H Shares	926,000	1,157,642
Ping An Insurance Group Company, H Shares	159,000	1,241,852
Shenzhou International Group Holdings, Ltd.	419,000	735,304
Sinotruk Hong Kong, Ltd.	980,000	514,163
Sunac China Holdings Ltd.	1,015,000	427,951
Tencent Holdings, Ltd.	30,000	890,462
Tingyi (Cayman Islands) Holding Corp.	258,000	634,211
Zhuzhou CSR Times Electric Company, Ltd., H Shares	277,000	655,833

Hong Kong 40.1%		25,997,735

AIA Group, Ltd.	550,600	1,925,578
BOC Hong Kong Holdings, Ltd.	241,000	736,190
Brilliance China Automotive Holdings, Ltd. (I)	602,000	488,255
Cheung Kong Infrastructure Holdings, Ltd.	221,000	1,329,184
China Everbright International, Ltd.	1,445,000	747,387
China Mobile, Ltd.	171,500	2,005,420
China Resources Cement Holdings, Ltd.	580,000	303,901
China Resources Land, Ltd.	960,000	1,933,248
China Unicom Hong Kong, Ltd.	652,000	954,371
Foxconn International Holdings, Ltd. (I)	1,369,000	408,142
Haier Electronics Group Company, Ltd. (I)	747,000	857,783
Hong Kong & China Gas Company, Ltd.	276,100	636,905
Hutchison Whampoa, Ltd.	147,000	1,317,664
Kerry Properties, Ltd.	317,000	1,443,820
Kunlun Energy Company, Ltd.	638,000	1,025,698
Lee & Man Chemical Company, Ltd.	914,000	439,627
Li & Fung, Ltd.	304,000	595,371
New World Development Company, Ltd.	781,000	991,706
Nine Dragons Paper Holdings, Ltd.	1,587,000	740,889
Power Assets Holdings, Ltd.	67,500	529,850
Shimao Property Holdings, Ltd.	915,000	1,302,036
Sino Biopharmaceutical	1,688,000	634,308
Sino Land Company, Ltd.	784,000	1,330,120
Swire Properties, Ltd.	211,800	629,994
Vinda International Holdings, Ltd.	862,000	1,415,967
Wharf Holdings, Ltd.	119,000	682,795
Xinyi Glass Holdings Company, Ltd.	1,174,000	591,526

Macau 1.1%		714,186

Sands China, Ltd.	243,600	714,186

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Greater China Opportunities Fund
As of 7-31-12 (Unaudited)

	Shares	Value

Taiwan 28.1%		$18,203,385

Cheng Shin Rubber Industry Company, Ltd.	475,000	1,258,636
China Life Insurance Company, Ltd.	549,000	529,236
E.Sun Financial Holding Company, Ltd.	974,000	529,992
Flexium Interconnect, Inc.	135,000	539,719
Formosa Plastics Corp.	182,000	501,138
Foxconn Technology Company, Ltd.	179,000	627,847
Hermes Microvision, Inc. (I)	29,000	335,249
Hon Hai Precision Industry Company, Ltd.	874,000	2,424,498
King Slide Works Company, Ltd.	112,000	645,492
Kinsus Interconnect Technology Corp.	99,000	275,823
Largan Precision Company, Ltd.	23,000	467,216
MediaTek, Inc.	52,000	437,827
Mega Financial Holding Company, Ltd.	1,181,000	947,528
Pegatron Corp.	264,000	342,316
Powertech Technology, Inc.	395,000	789,138
Ruentex Industries, Ltd.	343,000	668,991
SinoPac Holdings Company, Ltd.	2,131,000	912,002
Taiwan Cement Corp.	565,000	654,101
Taiwan Mobile Company, Ltd.	459,000	1,509,515
Taiwan Semiconductor Manufacturing Company, Ltd.	1,304,089	3,489,339
Yungtay Engineering Company, Ltd.	195,000	317,782

Total investments (Cost $61,794,166)† 99.8%		$64,654,005

Other assets and liabilities, net 0.2%		$122,080

Total net assets 100.0%		$64,776,085

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

† At 7-31-12, the aggregate cost of investment securities for federal income tax purposes was $61,921,467. Net unrealized appreciation aggregated $2,732,538, of which $6,492,526 related to appreciated investment securities and $3,759,988 related to depreciated investment securities.

The Fund had the following sector composition as of 7-31-12 (as a percentage of total net assets):

Financials	35.2%
Information Technology	18.1%
Consumer Discretionary	10.4%
Industrials	8.7%
Energy	7.8%
Telecommunication Services	6.9%
Materials	4.6%
Utilities	3.9%
Consumer Staples	3.2%
Health Care	1.0%
Other Assets & Liabilities	0.2%

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Greater China Opportunities Fund
As of 7-31-12 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2012, all investments are categorized as Level 2 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

08Q3 7/12
9/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	September 24, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 24, 2012